UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09687

ALLIANCEBERNSTEIN FOCUSED GROWTH & INCOME FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: November 30, 2009

Date of reporting period: August 31, 2009

ITEM 1.	SCHEDULE OF INVESTMENTS.

AllianceBernstein Focused Growth & Income Fund

Portfolio of Investments

August 31, 2009 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 92.2%
Health Care - 17.0%
Biotechnology - 4.1%
Amgen, Inc. (a)	68,700	$4,104,138
Biogen Idec, Inc. (a)	20,500	1,029,305

		5,133,443

Health Care Providers & Services - 8.2%
AmerisourceBergen Corp.-Class A	59,300	1,263,683
Humana, Inc. (a)	25,600	913,920
Medco Health Solutions, Inc. (a)	68,300	3,771,526
Quest Diagnostics, Inc.	39,200	2,115,232
UnitedHealth Group, Inc.	80,030	2,240,840

		10,305,201

Pharmaceuticals - 4.7%
Eli Lilly & Co.	31,300	1,047,298
Endo Pharmaceuticals Holdings, Inc. (a)	103,300	2,331,481
Forest Laboratories, Inc. (a)	84,600	2,476,242

		5,855,021

		21,293,665

Industrials - 16.3%
Aerospace & Defense - 12.6%
Alliant Techsystems, Inc. (a)	28,600	2,210,208
Goodrich Corp.	63,200	3,486,112
ITT Corp.	22,400	1,121,792
L-3 Communications Holdings, Inc.	31,900	2,373,360
Raytheon Co.	117,500	5,543,650
United Technologies Corp.	17,500	1,038,800

		15,773,922

Construction & Engineering - 1.6%
Fluor Corp.	18,950	1,002,455
URS Corp. (a)	23,030	995,587

		1,998,042

Machinery - 1.5%
Flowserve Corp.	11,200	966,000
Joy Global, Inc.	24,060	934,731

		1,900,731

Trading Companies & Distributors - 0.6%
WESCO International, Inc. (a)	32,710	786,021

		20,458,716

Consumer Staples - 12.9%
Beverages - 0.4%
Dr Pepper Snapple Group, Inc. (a)	21,000	555,240

Food & Staples Retailing - 2.1%
Safeway, Inc.	43,000	819,150
Wal-Mart Stores, Inc.	35,600	1,810,972

		2,630,122

Food Products - 2.9%
Archer-Daniels-Midland Co.	85,800	2,473,614
ConAgra Foods, Inc.	57,545	1,181,399

		3,655,013

Tobacco - 7.5%
Altria Group, Inc.	122,500	2,239,300
Lorillard, Inc.	51,490	3,746,927
Philip Morris International, Inc.	74,100	3,387,111

		9,373,338

		16,213,713

Information Technology - 12.0%
Communications Equipment - 0.7%
F5 Networks, Inc. (a)	24,270	837,072

Computers & Peripherals - 0.7%
NetApp, Inc. (a)	39,960	909,090

Internet Software & Services - 1.7%
Ebay, Inc. (a)	53,000	1,173,420
VeriSign, Inc. (a)	44,600	945,074

		2,118,494

IT Services - 6.4%
Accenture Ltd.-Class A	64,370	2,124,210
Hewitt Associates, Inc.-Class A (a)	30,900	1,113,018
SAIC, Inc. (a)	258,200	4,774,118

		8,011,346

Software - 2.5%
Oracle Corp.	46,600	1,019,142
Symantec Corp. (a)	138,200	2,089,584

		3,108,726

		14,984,728

Energy - 10.6%
Energy Equipment & Services - 2.6%
Cameron International Corp. (a)	32,920	1,175,573
Noble Corp.	59,400	2,080,782

		3,256,355

Oil, Gas & Consumable Fuels - 8.0%
Exxon Mobil Corp.	33,200	2,295,780
Occidental Petroleum Corp.	73,605	5,380,526
Total SA (Sponsored ADR)	41,900	2,399,613

		10,075,919

		13,332,274

Consumer Discretionary - 10.2%
Auto Components - 0.7%
WABCO Holdings, Inc.	46,140	879,890

Diversified Consumer Services - 1.6%
Apollo Group, Inc.-Class A (a)	31,700	2,054,794

Media - 2.5%
Comcast Corp.-Class A	204,100	3,126,812

Specialty Retail - 4.5%
Advance Auto Parts, Inc.	55,400	2,343,420
RadioShack Corp.	61,700	933,521
Ross Stores, Inc.	50,400	2,350,656

		5,627,597

Textiles, Apparel & Luxury Goods - 0.9%
Carter’s, Inc. (a)	45,700	1,149,812

		12,838,905

Financials - 8.9%
Insurance - 8.9%
ACE Ltd.	71,000	3,704,780
Arch Capital Group Ltd. (a)	37,000	2,403,890
Axis Capital Holdings Ltd.	164,600	5,017,008

		11,125,678

Telecommunication Services - 2.7%
Diversified Telecommunication Services - 2.7%
CenturyTel, Inc.	38,300	1,234,409
Qwest Communications International, Inc.	586,410	2,105,212

		3,339,621

Materials - 0.8%
Chemicals - 0.8%
CF Industries Holdings, Inc.	12,565	1,026,058

Utilities - 0.8%
Multi-Utilities - 0.8%
Public Service Enterprise Group, Inc.	31,960	1,012,173

Total Common Stocks (cost $106,739,419)		115,625,531

SHORT-TERM INVESTMENTS - 9.4%
Investment Companies - 9.4%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio (b) (cost $11,802,558)	11,802,558	11,802,558

Total Investments - 101.6% (cost $118,541,977) (c)		127,428,089
Other assets less liabilities - (1.6)%		(1,969,273)

Net Assets - 100.0%		$125,458,816

(a)	Non-income producing security.
(b)	Investment in affiliated money market mutual fund.
(c)	As of August 31, 2009, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $12,380,110 and gross unrealized depreciation of investments was $(3,483,998), resulting in net unrealized appreciation of $8,886,112.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the Broad Market.

Glossary:

ADR	- American Depositary Receipt

FINANCIAL ACCOUNTING STANDARDS NO. 157

August 31, 2009 (unaudited)

The Fund adopted Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”), effective December 1, 2007. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of August 31, 2009:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks	$115,625,531	$—	$—	$115,625,531
Short-Term Investments	11,802,558	—	—	11,802,558

Total Investments in Securities	127,428,089	—	—	127,428,089
Other Financial Instruments*	—	—	—	—

Total	$127,428,089	$—	$—	$127,428,089

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

11 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

11 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Focused Growth & Income Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith President

Date:	October 24, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	October 24, 2009

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	October 24, 2009